Capital Group Central Corporate Bond Fund®
Investment portfolio
February 28, 2022
unaudited
Bonds, notes & other debt instruments 97.68% Corporate bonds, notes & loans 89.34% Financials 24.08%	Principal amount (000)	Value (000)
ACE INA Holdings, Inc. 2.875% 2022	$25,090	$25,330
ACE INA Holdings, Inc. 3.35% 2026	8,585	8,923
ACE INA Holdings, Inc. 4.35% 2045	400	458
AerCap Ireland Capital, Ltd. / AerCap Global Aviation Trust 2.45% 2026	45,371	43,800
AerCap Ireland Capital, Ltd. / AerCap Global Aviation Trust 3.00% 2028	53,329	51,413
AerCap Ireland Capital, Ltd. / AerCap Global Aviation Trust 3.30% 2032	80,257	76,253
AerCap Ireland Capital, Ltd. / AerCap Global Aviation Trust 3.40% 2033	9,311	8,800
AerCap Ireland Capital, Ltd. / AerCap Global Aviation Trust 3.85% 2041	7,032	6,525
American Express Co. 1.65% 2026	29,158	28,205
American International Group, Inc. 2.50% 2025	40,000	40,196
American International Group, Inc. 4.20% 2028	14,570	15,809
American International Group, Inc. 3.40% 2030	19,540	20,110
American International Group, Inc. 4.375% 2050	25,061	27,754
Aon Corp. 2.20% 2022	7,605	7,649
Aon Corp. / Aon Global Holdings PLC 3.90% 2052	13,176	13,251
Arthur J. Gallagher & Co. 3.50% 2051	5,864	5,520
Bank of America Corp. 2.816% 2023 (3-month USD-LIBOR + 0.93% on 7/21/2022)[1]	3,025	3,041
Bank of America Corp. 0.81% 2024 (USD-SOFR + 0.74% on 10/24/2023)[1]	8,991	8,780
Bank of America Corp. 2.456% 2025 (3-month USD-LIBOR + 0.87% on 10/22/2024)[1]	11,162	11,139
Bank of America Corp. 3.419% 2028 (3-month USD-LIBOR + 1.04% on 12/20/2027)[1]	20,970	21,461
Bank of America Corp. 3.194% 2030 (3-month USD-LIBOR + 1.18% on 7/23/2029)[1]	14,333	14,340
Bank of America Corp. 1.898% 2031 (USD-SOFR + 1.53% on 7/23/2030)[1]	88,826	80,363
Bank of America Corp. 1.922% 2031 (USD-SOFR + 1.37% on 10/24/2030)[1]	33,922	30,747
Bank of America Corp. 2.299% 2032 (USD-SOFR + 1.22% on 7/21/2031)[1]	99,491	92,381
Bank of America Corp. 2.572% 2032 (USD-SOFR + 1.21% on 10/20/2031)[1]	98,529	93,373
Bank of America Corp. 2.651% 2032 (USD-SOFR + 1.22% on 3/11/2031)[1]	72,889	69,780
Bank of America Corp. 2.687% 2032 (USD-SOFR + 1.32% on 4/22/2031)[1]	48,553	46,741
Bank of Nova Scotia 1.05% 2026	25,175	23,900
Bank of Nova Scotia 2.45% 2032	23,520	22,409
Barclays Bank PLC 4.95% 2047	4,000	4,522
BB&T Corp. 2.75% 2022	762	762
Berkshire Hathaway Finance Corp. 4.20% 2048	36,065	39,992
Berkshire Hathaway Finance Corp. 4.25% 2049	8,075	9,024
BNP Paribas 2.159% 2029 (USD-SOFR + 1.218% on 9/15/2028)[1,2]	18,425	17,075
BNP Paribas 2.871% 2032 (USD-SOFR + 1.387% on 4/19/2031)[1,2]	85,090	80,982
BNP Paribas 3.132% 2033 (USD-SOFR + 1.561% on 1/20/2032)[1,2]	22,000	21,301
China Ping An Insurance Overseas (Holdings), Ltd. 2.85% 2031	1,901	1,695
Chubb INA Holdings, Inc. 3.05% 2061	5,077	4,548
Citigroup, Inc. 0.981% 2025 (USD-SOFR + 0.669% on 5/1/2024)[1]	10,269	9,978
Citigroup, Inc. 1.281% 2025 (USD-SOFR + 0.528% on 11/3/2024)[1]	20,541	19,897
Citigroup, Inc. 3.352% 2025 (3-month USD-LIBOR + 0.897% on 4/24/2024)[1]	4,500	4,591
Citigroup, Inc. 2.976% 2030 (USD-SOFR + 1.422% on 11/5/2029)[1]	5,000	4,939
Citigroup, Inc. 2.572% 2031 (USD-SOFR + 2.107% on 6/3/2030)[1]	9,275	8,866
Citigroup, Inc. 2.561% 2032 (USD-SOFR + 1.167% on 5/1/2031)[1]	44,744	42,506
Citigroup, Inc. 3.057% 2033 (USD-SOFR + 1.351% on 1/25/2032)[1]	29,593	29,201
Capital Group Central Corporate Bond Fund — Page 1 of 24

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Financials (continued)	Principal amount (000)	Value (000)
Commonwealth Bank of Australia 3.35% 2024	$3,325	$3,435
Cooperatieve Rabobank UA 2.625% 2024[2]	4,450	4,498
Crédit Agricole SA 4.375% 2025[2]	11,115	11,534
Crédit Agricole SA 1.247% 2027 (USD-SOFR + 0.892% on 1/26/2026)[1,2]	9,725	9,150
Credit Suisse Group AG 2.997% 2023 (3-month USD-LIBOR + 1.20% on 12/14/2022)[1,2]	5,000	5,044
Credit Suisse Group AG 3.80% 2023	12,100	12,372
Credit Suisse Group AG 2.95% 2025	2,700	2,736
Credit Suisse Group AG 4.282% 2028[2]	6,325	6,584
Credit Suisse Group AG 3.869% 2029 (3-month USD-LIBOR + 1.41% on 1/12/2028)[1,2]	6,100	6,183
Credit Suisse Group AG 4.194% 2031 (USD-SOFR + 3.73% on 4/1/2030)[1,2]	38,389	39,901
Credit Suisse Group AG 3.091% 2032 (USD-SOFR + 1.73% on 5/14/2031)[1,2]	24,600	23,343
Deutsche Bank AG 2.222% 2024 (USD-SOFR + 2.159% on 9/18/2023)[1]	10,725	10,704
Deutsche Bank AG 2.129% 2026 (USD-SOFR + 1.87% on 11/24/2025)[1]	32,356	31,168
Deutsche Bank AG 2.311% 2027 (USD-SOFR + 1.219% on 11/16/2026)[1]	11,150	10,661
Deutsche Bank AG 3.547% 2031 (USD-SOFR + 3.043% on 9/18/2030)[1]	15,675	15,484
Deutsche Bank AG 3.035% 2032 (USD-SOFR + 1.718% on 5/28/2031)[1]	7,025	6,606
DNB Bank ASA 1.535% 2027 (5-year UST Yield Curve Rate T Note Constant Maturity + 0.72% on 5/25/2026)[1,2]	10,700	10,222
Goldman Sachs Group, Inc. 2.108% 2023[3]	1,465	1,493
Goldman Sachs Group, Inc. 3.50% 2025	33,751	34,709
Goldman Sachs Group, Inc. 1.093% 2026 (USD-SOFR + 0.789% on 12/9/2025)[1]	11,367	10,698
Goldman Sachs Group, Inc. 1.948% 2027 (USD-SOFR + 0.913% on 10/21/2026)[1]	24,884	23,859
Goldman Sachs Group, Inc. 2.60% 2030	18,639	17,914
Goldman Sachs Group, Inc. 1.992% 2032 (USD-SOFR + 1.09% on 1/27/2031)[1]	15,335	13,837
Goldman Sachs Group, Inc. 2.383% 2032 (USD-SOFR + 1.248% on 7/21/2031)[1]	103,000	95,557
Goldman Sachs Group, Inc. 2.615% 2032 (USD-SOFR + 1.281% on 4/22/2031)[1]	102,064	96,586
Goldman Sachs Group, Inc. 2.65% 2032 (USD-SOFR + 1.264% on 10/21/2031)[1]	21,957	20,840
Goldman Sachs Group, Inc. 3.102% 2033 (USD-SOFR + 1.41% on 2/24/2032)[1]	48,130	47,418
Goldman Sachs Group, Inc. 2.908% 2042 (USD-SOFR + 1.40% on 7/21/2041)[1]	20,000	17,788
Goldman Sachs Group, Inc. 3.21% 2042 (USD-SOFR + 1.513% on 4/22/2041)[1]	21,436	20,026
Groupe BPCE SA 5.15% 2024[2]	10,000	10,494
Groupe BPCE SA 1.652% 2026 (USD-SOFR + 1.52% on 10/6/2025)[1,2]	30,575	29,184
Groupe BPCE SA 2.277% 2032 (USD-SOFR + 1.312% on 1/20/2031)[1,2]	6,700	6,088
Hartford Financial Services Group, Inc. 2.90% 2051	3,060	2,607
HSBC Holdings PLC 2.633% 2025 (3-month USD-LIBOR + 1.14% on 11/7/2024)[1]	7,550	7,541
HSBC Holdings PLC 2.099% 2026 (USD-SOFR + 1.929% on 6/4/2025)[1]	23,000	22,434
HSBC Holdings PLC 2.251% 2027 (USD-SOFR + 1.10% on 11/22/2026)[1]	52,810	50,941
HSBC Holdings PLC 2.206% 2029 (USD-SOFR + 1.285% on 8/17/2028)[1]	29,615	27,660
HSBC Holdings PLC 4.583% 2029 (3-month USD-LIBOR + 1.535% on 6/19/2028)[1]	10,250	10,916
HSBC Holdings PLC 3.973% 2030 (3-month USD-LIBOR + 1.61% on 5/22/2029)[1]	39,485	40,758
HSBC Holdings PLC 2.357% 2031 (USD-SOFR + 1.947% on 8/18/2030)[1]	2,170	1,995
HSBC Holdings PLC 2.848% 2031 (USD-SOFR + 2.387% on 6/4/2030)[1]	8,923	8,545
HSBC Holdings PLC 2.804% 2032 (USD-SOFR + 1.187% on 5/24/2031)[1]	6,800	6,424
Intercontinental Exchange, Inc. 2.65% 2040	5,700	5,056
Intercontinental Exchange, Inc. 3.00% 2060	14,780	12,583
JPMorgan Chase & Co. 3.25% 2022	10,000	10,124
JPMorgan Chase & Co. 3.559% 2024 (3-month USD-LIBOR + 0.73% on 4/23/2023)[1]	21,226	21,633
JPMorgan Chase & Co. 3.875% 2024	10,000	10,379
JPMorgan Chase & Co. 4.023% 2024 (3-month USD-LIBOR + 1.00% on 12/5/2023)[1]	7,560	7,803
JPMorgan Chase & Co. 1.561% 2025 (USD-SOFR + 0.605% on 12/10/2024)[1]	44,786	43,689
JPMorgan Chase & Co. 2.301% 2025 (USD-SOFR + 1.16% on 10/15/2024)[1]	3,450	3,434
JPMorgan Chase & Co. 1.045% 2026 (USD-SOFR + 0.80% on 11/19/2025)[1]	25,000	23,518
JPMorgan Chase & Co. 2.005% 2026 (USD-SOFR + 1.585% on 3/13/2025)[1]	1,610	1,584
JPMorgan Chase & Co. 2.595% 2026 (USD-SOFR + 0.915% on 2/24/2025)[1]	28,000	28,059
Capital Group Central Corporate Bond Fund — Page 2 of 24

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Financials (continued)	Principal amount (000)	Value (000)
JPMorgan Chase & Co. 1.04% 2027 (USD-SOFR + 0.695% on 2/4/2026)[1]	$14,856	$13,908
JPMorgan Chase & Co. 1.578% 2027 (USD-SOFR + 0.885% on 4/22/2026)[1]	27,809	26,612
JPMorgan Chase & Co. 4.203% 2029 (3-month USD-LIBOR + 1.26% on 7/23/2028)[1]	3,473	3,698
JPMorgan Chase & Co. 2.522% 2031 (USD-SOFR + 2.04% on 4/22/2030)[1]	4,714	4,513
JPMorgan Chase & Co. 1.953% 2032 (USD-SOFR + 1.065% on 2/4/2031)[1]	59,382	54,184
JPMorgan Chase & Co. 2.545% 2032 (USD-SOFR + 1.18% on 11/8/2031)[1]	58,472	55,918
JPMorgan Chase & Co. 2.58% 2032 (USD-SOFR + 1.25% on 4/22/2031)[1]	52,536	50,376
JPMorgan Chase & Co. 2.963% 2033 (USD-SOFR + 1.26% on 1/25/2032)[1]	23,115	22,868
JPMorgan Chase & Co. 3.109% 2051 (USD-SOFR + 3.109% on 4/22/2050)[1]	8,236	7,623
Lloyds Banking Group PLC 3.87% 2025 (1-year UST Yield Curve Rate T Note Constant Maturity + 3.50% on 7/9/2024)[1]	24,743	25,477
Lloyds Banking Group PLC 1.627% 2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.85% on 5/11/2026)[1]	6,250	5,933
Marsh & McLennan Companies, Inc. 3.875% 2024	7,500	7,765
Marsh & McLennan Companies, Inc. 4.375% 2029	5,758	6,288
Marsh & McLennan Companies, Inc. 2.25% 2030	6,708	6,296
Marsh & McLennan Companies, Inc. 4.90% 2049	1,748	2,097
Marsh & McLennan Companies, Inc. 2.90% 2051	2,240	1,970
MetLife, Inc. 4.55% 2030	15,553	17,477
Metropolitan Life Global Funding I 1.95% 2023[2]	7,800	7,842
Metropolitan Life Global Funding I 0.70% 2024[2]	19,067	18,353
Metropolitan Life Global Funding I 0.95% 2025[2]	3,632	3,494
Metropolitan Life Global Funding I 1.55% 2031[2]	25,721	23,163
Mitsubishi UFJ Financial Group, Inc. 2.801% 2024	37,500	38,018
Mitsubishi UFJ Financial Group, Inc. 2.193% 2025	35,000	34,732
Mitsubishi UFJ Financial Group, Inc. 3.195% 2029	5,290	5,342
Morgan Stanley 0.529% 2024 (USD-SOFR + 0.455% on 1/25/2023)[1]	20,000	19,775
Morgan Stanley 3.737% 2024 (3-month USD-LIBOR + 0.847% on 4/24/2023)[1]	16,250	16,559
Morgan Stanley 1.164% 2025 (USD-SOFR + 0.56% on 10/21/2024)[1]	8,807	8,501
Morgan Stanley 2.72% 2025 (USD-SOFR + 1.152% on 7/22/2024)[1]	18,080	18,181
Morgan Stanley 0.985% 2026 (USD-SOFR + 0.72% on 12/10/2025)[1]	15,557	14,578
Morgan Stanley 2.188% 2026 (USD-SOFR + 1.99% on 4/28/2025)[1]	59,269	58,529
Morgan Stanley 3.875% 2026	7,796	8,140
Morgan Stanley 1.512% 2027 (USD-SOFR + 0.858% on 7/20/2026)[1]	5,460	5,176
Morgan Stanley 1.593% 2027 (USD-SOFR + 0.879% on 5/4/2026)[1]	25,045	23,835
Morgan Stanley 1.794% 2032 (USD-SOFR + 1.034% on 2/13/2031)[1]	53,662	47,944
Morgan Stanley 1.928% 2032 (USD-SOFR + 1.02% on 4/28/2031)[1]	37,190	33,513
Morgan Stanley 2.239% 2032 (USD-SOFR + 1.178% on 7/21/2031)[1]	87,159	80,307
Morgan Stanley 2.511% 2032 (USD-SOFR + 1.20% on 10/20/2031)[1]	34,765	32,858
Morgan Stanley 2.943% 2033 (USD-SOFR + 1.29% on 1/21/2032)[1]	9,838	9,643
National Rural Utilities Cooperative Finance Corp. 3.25% 2025	715	737
New York Life Global Funding 2.25% 2022[2]	3,705	3,725
New York Life Global Funding 2.30% 2022[2]	250	251
New York Life Global Funding 0.95% 2025[2]	8,537	8,243
New York Life Global Funding 2.35% 2026[2]	9,220	9,324
New York Life Global Funding 1.20% 2030[2]	26,885	23,784
New York Life Insurance Company 3.75% 2050[2]	1,209	1,245
Northwestern Mutual Global Funding 0.80% 2026[2]	30,277	28,818
PNC Financial Services Group, Inc. 3.90% 2024	16,667	17,350
Progressive Corp. 3.20% 2030	1,380	1,425
Prudential Financial, Inc. 3.878% 2028	325	348
Prudential Financial, Inc. 4.35% 2050	37,795	42,366
Prudential Financial, Inc. 3.70% 2051	10,105	10,262
Royal Bank of Canada 0.75% 2024	27,690	26,757
Capital Group Central Corporate Bond Fund — Page 3 of 24

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Financials (continued)	Principal amount (000)	Value (000)
Royal Bank of Canada 1.20% 2026	$30,075	$28,583
Royal Bank of Canada 2.30% 2031	16,629	15,737
Royal Bank of Scotland PLC 3.073% 2028 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.55% on 5/22/2027)[1]	4,375	4,378
Royal Bank of Scotland PLC 4.445% 2030 (3-month USD-LIBOR + 1.871% on 5/5/2029)[1]	10,113	10,804
Toronto-Dominion Bank 1.15% 2025	4,000	3,853
Toronto-Dominion Bank 2.45% 2032	9,320	8,975
Travelers Companies, Inc. 4.00% 2047	11,455	12,328
Travelers Companies, Inc. 4.05% 2048	2,753	2,981
Travelers Companies, Inc. 4.10% 2049	1,040	1,147
Travelers Companies, Inc. 2.55% 2050	1,031	881
U.S. Bancorp 2.40% 2024	1,000	1,012
U.S. Bancorp 3.70% 2024	2,500	2,589
U.S. Bancorp 2.215% 2028 (USD-SOFR + 0.73% on 1/27/2027)[1]	56,697	56,092
U.S. Bank NA 2.85% 2023	25,000	25,334
U.S. Bank NA 3.40% 2023	12,945	13,247
UBS Group AG 1.364% 2027 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.08% on 1/30/2026)[1,2]	12,975	12,304
UBS Group AG 3.126% 2030 (3-month USD-LIBOR + 1.468% on 8/13/2029)[1,2]	6,500	6,430
Vigorous Champion International, Ltd. 4.25% 2029	685	684
Wells Fargo & Company 2.406% 2025 (3-month USD-LIBOR + 0.825% on 10/30/2024)[1]	88,139	87,891
Wells Fargo & Company 2.164% 2026 (3-month USD-LIBOR + 0.75% on 2/11/2025)[1]	10,000	9,883
Wells Fargo & Company 3.00% 2026	14,293	14,523
Wells Fargo & Company 3.00% 2026	3,983	4,036
Wells Fargo & Company 3.196% 2027 (3-month USD-LIBOR + 1.17% on 6/17/2026)[1]	8,938	9,081
Wells Fargo & Company 3.584% 2028 (3-month USD-LIBOR + 1.31% on 5/22/2027)[1]	217	224
Wells Fargo & Company 2.879% 2030 (3-month USD-LIBOR + 1.17% on 10/30/2029)[1]	19,297	19,006
Wells Fargo & Company 2.572% 2031 (3-month USD-LIBOR + 1.00% on 2/11/2030)[1]	9,107	8,741
Wells Fargo & Company 3.35% 2033 (USD-SOFR + 1.50% on 3/2/2032)[1]	99,148	100,498
Wells Fargo & Company 5.013% 2051 (3-month USD-LIBOR + 4.24% on 4/4/2050)[1]	2,950	3,641
Westpac Banking Corp. 2.75% 2023	20,620	20,897
Westpac Banking Corp. 1.953% 2028	21,746	20,832
Westpac Banking Corp. 2.668% 2035 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.75% on 11/15/2030)[1]	4,150	3,762
		3,708,624
Utilities 13.94%
AEP Texas, Inc. 3.45% 2051	13,200	12,009
AEP Transmission Co. LLC 3.75% 2047	2,395	2,427
AEP Transmission Co. LLC 3.65% 2050	1,735	1,724
AEP Transmission Co. LLC 2.75% 2051	14,087	12,051
Alabama Power Co. 3.00% 2052	8,580	7,606
Ameren Corp. 2.50% 2024	9,020	9,073
Ameren Corp. 1.75% 2028	7,540	7,068
Ameren Corp. 4.50% 2049	4,475	5,159
American Electric Power Company, Inc. 1.00% 2025	8,325	7,886
American Electric Power Company, Inc. 3.25% 2050	775	684
American Transmission Systems, Inc. 2.65% 2032[2]	20,450	19,658
Atlantic City Electric Co. 2.30% 2031	2,175	2,099
Berkshire Hathaway Energy Company 2.85% 2051	18,027	15,333
CenterPoint Energy, Inc. 3.85% 2024	15,215	15,713
CenterPoint Energy, Inc. 2.95% 2030	5,450	5,349
CenterPoint Energy, Inc. 2.65% 2031	18,939	18,136
Cleveland Electric Illuminating Co. 4.55% 2030[2]	27,195	29,786
CMS Energy Corp. 3.00% 2026	3,203	3,245
Capital Group Central Corporate Bond Fund — Page 4 of 24

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Utilities (continued)	Principal amount (000)	Value (000)
CMS Energy Corp. 3.45% 2027	$382	$396
Commonwealth Edison Co. 2.95% 2027	5,000	5,126
Connecticut Light and Power Co. 2.05% 2031	22,511	21,049
Consumers Energy Co. 3.80% 2028	12,103	12,925
Consumers Energy Co. 3.25% 2046	8,893	8,549
Consumers Energy Co. 3.10% 2050	23,876	22,701
Consumers Energy Co. 3.75% 2050	5,117	5,360
Consumers Energy Co. 3.50% 2051	2,070	2,075
Consumers Energy Co. 2.65% 2052	22,001	18,947
Dominion Energy, Inc. 2.25% 2031	3,875	3,590
Dominion Resources, Inc. 3.30% 2025	6,227	6,355
Dominion Resources, Inc. 3.375% 2030	20,000	20,406
Dominion Resources, Inc., junior subordinated, 3.071% 2024[1]	13,650	13,902
DTE Electric Company 3.70% 2045	657	671
DTE Electric Company 3.25% 2051	1,198	1,160
DTE Energy Company 1.90% 2028	5,218	5,001
DTE Energy Company 2.25% 2030	7,051	6,788
DTE Energy Company 3.00% 2032	3,340	3,393
DTE Energy Company 2.95% 2050	2,274	2,074
Duke Energy Carolinas, LLC 3.95% 2028	16,035	17,347
Duke Energy Carolinas, LLC 2.45% 2029	27,049	26,508
Duke Energy Carolinas, LLC 2.55% 2031	3,362	3,284
Duke Energy Carolinas, LLC 3.70% 2047	777	783
Duke Energy Carolinas, LLC 3.20% 2049	1,518	1,434
Duke Energy Corp. 3.95% 2023	985	1,011
Duke Energy Corp. 3.75% 2024	3,487	3,599
Duke Energy Corp. 0.90% 2025	3,400	3,228
Duke Energy Florida, LLC 3.20% 2027	20,765	21,557
Duke Energy Florida, LLC 2.50% 2029	20,211	19,867
Duke Energy Florida, LLC 1.75% 2030	14,232	13,148
Duke Energy Florida, LLC 3.00% 2051	845	765
Duke Energy Progress, Inc. 2.00% 2031	9,310	8,683
Duke Energy Progress, LLC 3.45% 2029	10,000	10,461
Duke Energy Progress, LLC 2.50% 2050	8,776	7,262
Duke Energy Progress, LLC 2.90% 2051	13,825	12,459
Edison International 3.125% 2022	7,763	7,834
Edison International 3.55% 2024	12,747	13,012
Edison International 4.95% 2025	2,225	2,347
Edison International 5.75% 2027	30,605	34,003
Edison International 4.125% 2028	56,813	58,524
Emera US Finance LP 0.833% 2024	6,250	6,031
Emera US Finance LP 3.55% 2026	13,285	13,673
Emera US Finance LP 2.639% 2031	27,375	25,597
Entergy Corp. 4.00% 2022	4,435	4,461
Entergy Corp. 2.40% 2026	6,279	6,231
Entergy Corp. 3.12% 2027	8,000	8,171
Entergy Corp. 1.60% 2030	8,875	7,948
Entergy Corp. 2.80% 2030	4,997	4,806
Entergy Corp. 2.40% 2031	32,675	30,254
Entergy Corp. 3.75% 2050	1,675	1,621
Entergy Louisiana, LLC 4.20% 2048	1,300	1,420
Entergy Louisiana, LLC 2.90% 2051	746	662
Entergy Texas, Inc. 1.75% 2031	19,342	17,486
Eversource Energy 3.80% 2023	10,245	10,538
Capital Group Central Corporate Bond Fund — Page 5 of 24

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Utilities (continued)	Principal amount (000)	Value (000)
Eversource Energy 1.65% 2030	$10,000	$8,879
Exelon Corp. 4.05% 2030	1,100	1,169
Exelon Corp. 4.70% 2050	500	568
Exelon Corp., junior subordinated, 3.497% 2022[1]	11,070	11,105
FirstEnergy Corp. 3.50% 2028[2]	7,637	7,778
FirstEnergy Corp. 4.10% 2028[2]	25,775	27,401
FirstEnergy Transmission LLC 2.866% 2028[2]	20,000	19,294
Florida Power & Light Company 2.45% 2032	31,750	30,865
Florida Power & Light Company 2.875% 2051	70,983	64,753
Gulf Power Co. 3.30% 2027	8,557	8,890
Jersey Central Power & Light Co. 4.30% 2026[2]	2,872	3,023
Jersey Central Power & Light Co. 2.75% 2032[2]	29,125	28,064
MidAmerican Energy Holdings Co. 3.75% 2023	10,000	10,304
MidAmerican Energy Holdings Co. 3.10% 2027	21,335	21,993
MidAmerican Energy Holdings Co. 3.65% 2029	2,300	2,454
MidAmerican Energy Holdings Co. 2.70% 2052	20,000	17,324
Mississippi Power Co. 3.95% 2028	2,814	2,971
National Grid PLC 3.15% 2027[2]	275	277
National Rural Utilities Cooperative Finance Corp. 3.05% 2027	2,500	2,561
NextEra Energy Capital Holdings, Inc. 2.44% 2032	23,244	21,773
Northeast Utilities 3.15% 2025	4,265	4,346
Northern States Power Co. 2.25% 2031	3,496	3,348
Northern States Power Co. 3.60% 2047	2,574	2,596
Northern States Power Co. 2.90% 2050	1,050	954
Northern States Power Co. 2.60% 2051	29,439	25,262
Northern States Power Co. 3.20% 2052	6,258	6,106
Oncor Electric Delivery Company, LLC 0.55% 2025	20,500	19,223
Oncor Electric Delivery Company, LLC 2.70% 2051[2]	10,344	8,817
Pacific Gas and Electric Co. 3.25% 2023	1,700	1,713
Pacific Gas and Electric Co. 3.85% 2023	4,828	4,916
Pacific Gas and Electric Co. 3.40% 2024	8,018	8,145
Pacific Gas and Electric Co. 2.95% 2026	33,975	33,557
Pacific Gas and Electric Co. 3.15% 2026	7,139	7,103
Pacific Gas and Electric Co. 2.10% 2027	26,720	24,841
Pacific Gas and Electric Co. 3.30% 2027	16,384	16,173
Pacific Gas and Electric Co. 3.30% 2027	14,345	14,190
Pacific Gas and Electric Co. 3.00% 2028	5,014	4,846
Pacific Gas and Electric Co. 3.75% 2028	7,500	7,491
Pacific Gas and Electric Co. 4.65% 2028	18,130	18,866
Pacific Gas and Electric Co. 4.55% 2030	87,480	89,929
Pacific Gas and Electric Co. 2.50% 2031	90,517	80,679
Pacific Gas and Electric Co. 3.25% 2031	13,350	12,603
Pacific Gas and Electric Co. 3.30% 2040	20,745	17,509
Pacific Gas and Electric Co. 4.20% 2041	25,786	23,455
Pacific Gas and Electric Co. 3.50% 2050	45,268	37,547
PacifiCorp 3.30% 2051	1,850	1,741
PacifiCorp, First Mortgage Bonds, 4.125% 2049	13,364	14,034
PECO Energy Co. 2.80% 2050	975	870
Pennsylvania Electric Co. 3.25% 2028[2]	3,000	3,011
Progress Energy, Inc. 7.00% 2031	6,700	8,608
Public Service Company of Colorado 1.875% 2031	27,636	25,546
Public Service Electric and Gas Co. 3.05% 2024	10,065	10,295
Public Service Electric and Gas Co. 0.95% 2026	12,660	12,092
Public Service Electric and Gas Co. 3.65% 2028	2,541	2,679
Capital Group Central Corporate Bond Fund — Page 6 of 24

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Utilities (continued)	Principal amount (000)	Value (000)
Public Service Electric and Gas Co. 3.20% 2029	$10,000	$10,279
Public Service Electric and Gas Co. 2.45% 2030	2,005	1,960
Public Service Electric and Gas Co. 1.90% 2031	8,850	8,187
Public Service Electric and Gas Co. 3.85% 2049	6,758	7,129
Public Service Electric and Gas Co. 2.05% 2050	45,625	34,840
Public Service Electric and Gas Co. 2.70% 2050	5,335	4,679
Public Service Enterprise Group, Inc. 2.65% 2022	6,590	6,644
Public Service Enterprise Group, Inc. 1.60% 2030	15,999	14,232
Public Service Enterprise Group, Inc. 2.45% 2031	8,000	7,590
Public Service Enterprise Group, Inc. 3.20% 2049	2,465	2,364
Puget Energy, Inc. 5.625% 2022	6,525	6,561
Puget Energy, Inc. 3.65% 2025	8,500	8,795
San Diego Gas & Electric Co. 1.70% 2030	19,865	18,056
San Diego Gas & Electric Co. 2.95% 2051	11,208	10,064
Southern California Edison Co. 0.975% 2024	8,250	8,027
Southern California Edison Co. 3.70% 2025	19,017	19,745
Southern California Edison Co. 3.65% 2028	10,197	10,586
Southern California Edison Co. 2.85% 2029	53,281	52,540
Southern California Edison Co. 4.20% 2029	6,201	6,589
Southern California Edison Co. 2.25% 2030	11,689	10,985
Southern California Edison Co. 2.50% 2031	6,000	5,695
Southern California Edison Co. 5.75% 2035	8,218	9,882
Southern California Edison Co. 4.00% 2047	25,264	25,001
Southern California Edison Co. 3.65% 2050	6,538	6,196
Southern California Edison Co. 2.95% 2051	499	422
Southern California Edison Co. 3.45% 2052	10,738	9,947
Southern California Edison Co., Series C, 3.60% 2045	6,748	6,308
Southwestern Electric Power Co. 3.25% 2051	17,427	15,408
Tampa Electric Co. 2.60% 2022	1,200	1,205
Union Electric Co. 2.15% 2032	38,639	36,496
Virginia Electric and Power Co. 3.45% 2024	1,860	1,915
Virginia Electric and Power Co. 3.80% 2028	8,247	8,773
Virginia Electric and Power Co. 2.875% 2029	5,620	5,657
Virginia Electric and Power Co. 2.30% 2031	1,478	1,399
Virginia Electric and Power Co. 2.40% 2032	34,463	32,827
Virginia Electric and Power Co. 2.45% 2050	18,217	14,883
Virginia Electric and Power Co., Series B, 3.45% 2022	1,330	1,338
Wisconsin Electric Power Co. 2.85% 2051	10,375	9,057
Wisconsin Power and Light Co. 1.95% 2031	5,900	5,507
Wisconsin Power and Light Co. 3.65% 2050	800	819
Xcel Energy, Inc. 3.35% 2026	36,900	38,143
Xcel Energy, Inc. 1.75% 2027	14,675	14,064
Xcel Energy, Inc. 2.60% 2029	26,700	26,080
Xcel Energy, Inc. 2.35% 2031	24,174	22,816
Xcel Energy, Inc. 3.50% 2049	10,641	10,208
		2,145,924
Health care 9.50%
AbbVie, Inc. 2.30% 2022	17,956	18,073
AbbVie, Inc. 2.90% 2022	10,000	10,102
AbbVie, Inc. 2.60% 2024	16,000	16,165
AbbVie, Inc. 3.60% 2025	10,000	10,335
AbbVie, Inc. 3.80% 2025	5,573	5,797
AbbVie, Inc. 2.95% 2026	49,061	49,984
Capital Group Central Corporate Bond Fund — Page 7 of 24

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Health care (continued)	Principal amount (000)	Value (000)
AbbVie, Inc. 3.20% 2029	$27,500	$27,885
AbbVie, Inc. 4.75% 2045	2,404	2,672
AbbVie, Inc. 4.25% 2049	3,000	3,195
Aetna, Inc. 2.80% 2023	1,095	1,110
AmerisourceBergen Corp. 0.737% 2023	18,105	17,963
AmerisourceBergen Corp. 2.70% 2031	49,102	47,356
Amgen, Inc. 2.20% 2027	4,014	3,964
Amgen, Inc. 3.35% 2032	23,021	23,597
Amgen, Inc. 3.15% 2040	3,515	3,290
Amgen, Inc. 3.375% 2050	8,850	8,133
Amgen, Inc. 4.20% 2052	12,814	13,459
Amgen, Inc. 4.40% 2062	16,180	17,047
Anthem, Inc. 2.95% 2022	12,000	12,140
AstraZeneca Finance LLC 1.75% 2028	21,928	20,983
AstraZeneca Finance LLC 2.25% 2031	10,353	9,956
AstraZeneca PLC 2.375% 2022	11,432	11,468
AstraZeneca PLC 3.375% 2025	5,650	5,885
AstraZeneca PLC 0.70% 2026	34,621	32,535
AstraZeneca PLC 4.00% 2029	19,681	21,314
AstraZeneca PLC 1.375% 2030	15,696	14,162
AstraZeneca PLC 4.375% 2045	6,268	7,160
AstraZeneca PLC 2.125% 2050	3,568	2,824
AstraZeneca PLC 3.00% 2051	15,009	14,049
Baxter International, Inc. 2.539% 2032[2]	16,660	16,021
Baxter International, Inc. 3.132% 2051[2]	5,263	4,729
Bayer US Finance II LLC 4.375% 2028[2]	23,517	25,102
Becton, Dickinson and Company 3.363% 2024	5,986	6,137
Becton, Dickinson and Company 3.734% 2024	412	426
Boston Scientific Corp. 3.375% 2022	11,576	11,636
Boston Scientific Corp. 3.45% 2024	11,320	11,613
Boston Scientific Corp. 1.90% 2025	12,361	12,162
Boston Scientific Corp. 3.85% 2025	17,292	18,058
Boston Scientific Corp. 3.75% 2026	10,715	11,194
Boston Scientific Corp. 4.00% 2029	23,505	24,970
Boston Scientific Corp. 2.65% 2030	14,202	13,785
Boston Scientific Corp. 4.70% 2049	515	586
Bristol-Myers Squibb Company 3.875% 2025	2,704	2,855
Bristol-Myers Squibb Company 3.20% 2026	8,451	8,808
Bristol-Myers Squibb Company 3.40% 2029	10,719	11,297
Bristol-Myers Squibb Company 1.45% 2030	5,966	5,410
Centene Corp. 4.25% 2027	9,190	9,419
Centene Corp. 2.45% 2028	53,045	50,049
Centene Corp. 4.625% 2029	19,560	20,179
Centene Corp. 3.00% 2030	22,250	21,243
Centene Corp. 3.375% 2030	2,687	2,582
Centene Corp. 2.50% 2031	23,930	22,071
Centene Corp. 2.625% 2031	13,005	12,010
Cigna Corp. 2.375% 2031	15,136	14,279
CVS Health Corp. 1.30% 2027	10,000	9,327
CVS Health Corp. 3.25% 2029	4,775	4,863
CVS Health Corp. 1.75% 2030	7,924	7,167
CVS Health Corp. 1.875% 2031	9,225	8,394
Eli Lilly and Company 3.375% 2029	7,917	8,364
Eli Lilly and Company 2.25% 2050	4,083	3,413
Capital Group Central Corporate Bond Fund — Page 8 of 24

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Health care (continued)	Principal amount (000)	Value (000)
EMD Finance LLC 3.25% 2025[2]	$18,845	$19,337
Gilead Sciences, Inc. 2.80% 2050	1,085	920
GlaxoSmithKline PLC 3.625% 2025	13,165	13,752
GlaxoSmithKline PLC 3.875% 2028	4,293	4,604
GlaxoSmithKline PLC 3.375% 2029	30,966	32,449
HCA, Inc. 4.125% 2029	2,250	2,361
Johnson & Johnson 2.10% 2040	13,395	11,497
Johnson & Johnson 2.25% 2050	2,395	2,022
Kaiser Foundation Hospitals 2.81% 2041	10,220	9,464
Medtronic, Inc. 3.50% 2025	5,491	5,724
Merck & Co., Inc. 2.90% 2024	9,066	9,279
Merck & Co., Inc. 1.70% 2027	20,527	20,001
Merck & Co., Inc. 1.45% 2030	15,890	14,532
Merck & Co., Inc. 2.15% 2031	17,127	16,377
Merck & Co., Inc. 4.00% 2049	3,170	3,477
Merck & Co., Inc. 2.75% 2051	21,019	18,770
Merck & Co., Inc. 2.90% 2061	6,751	5,963
Novartis Capital Corp. 1.75% 2025	18,125	18,030
Novartis Capital Corp. 2.00% 2027	5,978	5,912
Novartis Capital Corp. 2.20% 2030	32,067	31,144
Partners HealthCare System, Inc. 3.192% 2049	1,920	1,879
Pfizer, Inc. 3.20% 2023	25,389	26,052
Pfizer, Inc. 2.95% 2024	13,575	13,907
Pfizer, Inc. 3.45% 2029	29,162	30,745
Pfizer, Inc. 1.70% 2030	26,384	24,640
Roche Holdings, Inc. 1.93% 2028[2]	32,890	31,607
Roche Holdings, Inc. 2.076% 2031[2]	109,390	104,043
Roche Holdings, Inc. 2.607% 2051[2]	37,697	33,440
Shire PLC 3.20% 2026	17,704	18,186
Summa Health 3.511% 2051	2,320	2,325
Takeda Pharmaceutical Company, Ltd. 5.00% 2028	5,780	6,523
Thermo Fisher Scientific, Inc. 2.00% 2031	11,573	10,750
Thermo Fisher Scientific, Inc. 2.80% 2041	4,325	3,989
UnitedHealth Group, Inc. 2.375% 2024	625	634
UnitedHealth Group, Inc. 3.70% 2025	2,180	2,297
UnitedHealth Group, Inc. 3.75% 2025	4,090	4,288
UnitedHealth Group, Inc. 1.25% 2026	12,524	12,117
UnitedHealth Group, Inc. 3.375% 2027	122	128
UnitedHealth Group, Inc. 3.875% 2028	2,500	2,694
UnitedHealth Group, Inc. 2.875% 2029	1,915	1,941
UnitedHealth Group, Inc. 2.00% 2030	20,080	18,996
UnitedHealth Group, Inc. 2.30% 2031	11,054	10,659
UnitedHealth Group, Inc. 3.05% 2041	16,450	15,814
UnitedHealth Group, Inc. 4.45% 2048	13,315	15,352
UnitedHealth Group, Inc. 3.70% 2049	2,760	2,864
UnitedHealth Group, Inc. 3.25% 2051	7,753	7,546
Zimmer Holdings, Inc. 3.15% 2022	3,000	3,003
		1,462,786
Communication services 7.45%
Alphabet, Inc. 1.10% 2030	10,790	9,751
Alphabet, Inc. 2.05% 2050	13,105	10,606
Alphabet, Inc. 2.25% 2060	2,455	1,967
AT&T, Inc. 2.30% 2027	11,970	11,818
Capital Group Central Corporate Bond Fund — Page 9 of 24

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Communication services (continued)	Principal amount (000)	Value (000)
AT&T, Inc. 1.65% 2028	$30,775	$29,040
AT&T, Inc. 4.30% 2030	5,368	5,852
AT&T, Inc. 2.75% 2031	59,917	58,364
AT&T, Inc. 2.25% 2032	49,614	45,831
AT&T, Inc. 2.55% 2033	80,288	74,534
AT&T, Inc. 3.30% 2052	41,034	36,519
AT&T, Inc. 3.50% 2053	95,428	87,395
AT&T, Inc. 3.55% 2055	7,304	6,634
CCO Holdings, LLC and CCO Holdings Capital Corp. 4.50% 2024	2,500	2,603
CCO Holdings, LLC and CCO Holdings Capital Corp. 4.908% 2025	7,500	7,955
CCO Holdings, LLC and CCO Holdings Capital Corp. 3.75% 2028	1,400	1,428
CCO Holdings, LLC and CCO Holdings Capital Corp. 4.20% 2028	3,945	4,118
CCO Holdings, LLC and CCO Holdings Capital Corp. 5.05% 2029	1,150	1,251
CCO Holdings, LLC and CCO Holdings Capital Corp. 2.80% 2031	24,310	22,537
CCO Holdings, LLC and CCO Holdings Capital Corp. 2.30% 2032	14,140	12,570
CCO Holdings, LLC and CCO Holdings Capital Corp. 5.125% 2049	570	581
CCO Holdings, LLC and CCO Holdings Capital Corp. 4.80% 2050	800	784
CCO Holdings, LLC and CCO Holdings Capital Corp. 3.70% 2051	26,836	22,558
CCO Holdings, LLC and CCO Holdings Capital Corp. 3.90% 2052	8,780	7,651
Comcast Corp. 3.70% 2024	2,245	2,327
Comcast Corp. 3.95% 2025	5,645	5,958
Comcast Corp. 3.15% 2026	11,215	11,568
Comcast Corp. 2.35% 2027	3,220	3,198
Comcast Corp. 3.30% 2027	15,000	15,590
Comcast Corp. 3.15% 2028	7,500	7,671
Comcast Corp. 4.15% 2028	2,608	2,830
Comcast Corp. 2.65% 2030	10,228	10,032
Comcast Corp. 3.40% 2030	8,115	8,383
Comcast Corp. 1.50% 2031	18,170	16,167
Comcast Corp. 1.95% 2031	1,094	1,009
Comcast Corp. 3.20% 2036	375	361
Comcast Corp. 3.90% 2038	750	765
Comcast Corp. 3.75% 2040	594	601
Comcast Corp. 4.00% 2048	250	257
Comcast Corp. 2.80% 2051	14,860	12,436
Comcast Corp. 2.887% 2051[2]	2,000	1,738
Comcast Corp. 2.45% 2052	30,510	24,646
Comcast Corp. 2.937% 2056[2]	6,790	5,726
Discovery Communications, Inc. 3.625% 2030	7,820	7,868
Discovery Communications, Inc. 4.65% 2050	2,558	2,620
Netflix, Inc. 4.875% 2028	27,719	29,739
Netflix, Inc. 5.875% 2028	48,480	54,896
Netflix, Inc. 5.375% 2029[2]	21,469	24,014
Netflix, Inc. 6.375% 2029	150	175
Netflix, Inc. 4.875% 2030[2]	30,302	33,086
T-Mobile US, Inc. 3.50% 2025	12,285	12,635
T-Mobile US, Inc. 1.50% 2026	17,750	17,052
T-Mobile US, Inc. 3.75% 2027	10,000	10,390
T-Mobile US, Inc. 2.05% 2028	9,185	8,744
T-Mobile US, Inc. 3.875% 2030	14,841	15,363
T-Mobile US, Inc. 2.55% 2031	8,642	8,105
T-Mobile US, Inc. 2.70% 2032[2]	3,725	3,506
T-Mobile US, Inc. 3.00% 2041	12,181	10,573
T-Mobile US, Inc. 3.30% 2051	15,785	13,792
Capital Group Central Corporate Bond Fund — Page 10 of 24

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Communication services (continued)	Principal amount (000)	Value (000)
T-Mobile US, Inc. 3.40% 2052[2]	$11,800	$10,474
Verizon Communications, Inc. 3.00% 2027	25,186	25,500
Verizon Communications, Inc. 4.125% 2027	6,980	7,421
Verizon Communications, Inc. 4.329% 2028	7,846	8,554
Verizon Communications, Inc. 3.875% 2029	4,714	5,011
Verizon Communications, Inc. 4.016% 2029	16,676	17,919
Verizon Communications, Inc. 1.68% 2030	18,129	16,302
Verizon Communications, Inc. 1.75% 2031	42,450	38,248
Verizon Communications, Inc. 2.55% 2031	39,301	37,760
Verizon Communications, Inc. 2.65% 2040	25,409	22,077
Verizon Communications, Inc. 2.85% 2041	10,079	9,031
Verizon Communications, Inc. 3.40% 2041	49,911	48,133
Verizon Communications, Inc. 2.875% 2050	22,483	19,255
Verizon Communications, Inc. 3.55% 2051	17,460	16,939
Vodafone Group PLC 4.125% 2025	2,500	2,628
Vodafone Group PLC 5.25% 2048	3,750	4,307
Vodafone Group PLC 4.25% 2050	1,900	1,950
Walt Disney Company 1.75% 2026	1,950	1,915
Walt Disney Company 3.60% 2051	7,008	7,107
		1,146,699
Consumer staples 7.06%
7-Eleven, Inc. 0.80% 2024[2]	8,660	8,457
7-Eleven, Inc. 0.95% 2026[2]	18,880	17,787
7-Eleven, Inc. 1.30% 2028[2]	34,295	31,281
7-Eleven, Inc. 1.80% 2031[2]	85,560	76,365
7-Eleven, Inc. 2.80% 2051[2]	7,755	6,490
Altria Group, Inc. 2.35% 2025	3,666	3,657
Altria Group, Inc. 2.625% 2026	1,375	1,375
Altria Group, Inc. 4.40% 2026	8,148	8,659
Altria Group, Inc. 4.80% 2029	4,576	4,949
Altria Group, Inc. 3.40% 2030	437	431
Altria Group, Inc. 2.45% 2032	12,000	10,723
Altria Group, Inc. 5.80% 2039	14,635	16,070
Altria Group, Inc. 4.50% 2043	5,466	5,117
Altria Group, Inc. 3.875% 2046	6,139	5,287
Altria Group, Inc. 5.95% 2049	2,522	2,808
Altria Group, Inc. 4.45% 2050	6,489	5,963
Altria Group, Inc. 3.70% 2051	18,752	15,361
Anheuser-Busch Co. / InBev Worldwide 4.90% 2046	14,800	16,751
Anheuser-Busch InBev NV 4.00% 2028	66,527	70,927
Anheuser-Busch InBev NV 4.75% 2029	11,513	12,795
Anheuser-Busch InBev NV 3.50% 2030	15,000	15,684
Anheuser-Busch InBev NV 5.45% 2039	7,344	8,764
Anheuser-Busch InBev NV 4.35% 2040	15,000	16,024
Anheuser-Busch InBev NV 4.439% 2048	660	708
Anheuser-Busch InBev NV 5.55% 2049	10,326	12,813
Anheuser-Busch InBev NV 4.50% 2050	2,560	2,822
British American Tobacco International Finance PLC 3.95% 2025[2]	16,500	17,065
British American Tobacco PLC 2.789% 2024	4,000	4,027
British American Tobacco PLC 3.222% 2024	22,000	22,279
British American Tobacco PLC 3.215% 2026	21,850	21,845
British American Tobacco PLC 3.557% 2027	52,664	53,047
British American Tobacco PLC 4.70% 2027	6,420	6,824
Capital Group Central Corporate Bond Fund — Page 11 of 24

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Consumer staples (continued)	Principal amount (000)	Value (000)
British American Tobacco PLC 2.259% 2028	$21,130	$19,742
British American Tobacco PLC 3.462% 2029	2,000	1,968
British American Tobacco PLC 4.906% 2030	10,850	11,599
British American Tobacco PLC 2.726% 2031	29,000	26,597
British American Tobacco PLC 4.39% 2037	7,961	7,642
British American Tobacco PLC 3.734% 2040	5,935	5,126
British American Tobacco PLC 4.54% 2047	8,798	8,139
British American Tobacco PLC 4.758% 2049	8,359	7,928
Conagra Brands, Inc. 4.30% 2024	7,000	7,267
Conagra Brands, Inc. 4.60% 2025	6,790	7,230
Conagra Brands, Inc. 1.375% 2027	5,165	4,746
Conagra Brands, Inc. 5.30% 2038	73	84
Conagra Brands, Inc. 5.40% 2048	10,315	12,508
Constellation Brands, Inc. 3.20% 2023	311	314
Constellation Brands, Inc. 3.60% 2028	5,313	5,478
Constellation Brands, Inc. 2.875% 2030	3,082	3,009
Constellation Brands, Inc. 2.25% 2031	24,098	22,039
Keurig Dr Pepper, Inc. 4.057% 2023	9,608	9,866
Keurig Dr Pepper, Inc. 4.417% 2025	15,000	15,888
Keurig Dr Pepper, Inc. 4.597% 2028	20,267	22,137
Keurig Dr Pepper, Inc. 3.20% 2030	9,609	9,715
Keurig Dr Pepper, Inc. 4.985% 2038	7,010	7,973
Keurig Dr Pepper, Inc. 5.085% 2048	3,337	3,902
Keurig Dr Pepper, Inc. 3.80% 2050	3,185	3,140
Molson Coors Brewing Co. 4.20% 2046	1,015	1,011
Nestlé Holdings, Inc. 1.875% 2031[2]	20,000	18,806
Nestlé Holdings, Inc. 2.625% 2051[2]	12,000	10,682
PepsiCo, Inc. 1.625% 2030	10,255	9,573
PepsiCo, Inc. 1.40% 2031	14,189	12,792
PepsiCo, Inc. 1.95% 2031	63,521	60,284
PepsiCo, Inc. 2.625% 2041	8,214	7,653
PepsiCo, Inc. 2.75% 2051	10,269	9,478
Philip Morris International, Inc. 2.375% 2022	20,985	21,097
Philip Morris International, Inc. 2.50% 2022	5,000	5,040
Philip Morris International, Inc. 1.125% 2023	10,000	9,969
Philip Morris International, Inc. 2.875% 2024	15,827	16,146
Philip Morris International, Inc. 1.50% 2025	1,004	980
Philip Morris International, Inc. 3.375% 2025	27,395	28,310
Philip Morris International, Inc. 3.375% 2029	18,757	19,340
Philip Morris International, Inc. 1.75% 2030	14,239	12,899
Philip Morris International, Inc. 2.10% 2030	9,300	8,749
Philip Morris International, Inc. 3.875% 2042	5,950	5,783
Philip Morris International, Inc. 4.25% 2044	3,171	3,280
Procter & Gamble Company 0.55% 2025	42,369	40,336
Procter & Gamble Company 3.00% 2030	4,159	4,340
Reynolds American, Inc. 4.45% 2025	20,220	21,157
Reynolds American, Inc. 5.70% 2035	1,555	1,702
Reynolds American, Inc. 5.85% 2045	27,544	29,860
		1,086,459
Industrials 6.84%
Boeing Company 2.70% 2022	4,400	4,411
Boeing Company 2.80% 2024	5,000	5,082
Boeing Company 2.196% 2026	28,950	28,263
Capital Group Central Corporate Bond Fund — Page 12 of 24

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Industrials (continued)	Principal amount (000)	Value (000)
Boeing Company 2.75% 2026	$79,490	$79,590
Boeing Company 3.10% 2026	7,750	7,822
Boeing Company 5.04% 2027	15,116	16,433
Boeing Company 3.25% 2028	55,094	55,092
Boeing Company 5.15% 2030	51,305	56,704
Boeing Company 3.625% 2031	36,340	36,673
Boeing Company 3.60% 2034	34,795	33,767
Boeing Company 3.90% 2049	4,696	4,360
Boeing Company 3.75% 2050	586	546
Boeing Company 5.805% 2050	9,339	11,111
Burlington Northern Santa Fe LLC 3.05% 2051	9,535	8,865
Burlington Northern Santa Fe LLC 3.30% 2051	9,409	9,176
Burlington Northern Santa Fe LLC 2.875% 2052	1,470	1,317
Canadian National Railway Company 3.20% 2046	390	376
Canadian Pacific Railway, Ltd. 1.75% 2026	12,099	11,742
Canadian Pacific Railway, Ltd. 2.45% 2031	28,316	27,198
Canadian Pacific Railway, Ltd. 3.00% 2041	7,299	6,783
Canadian Pacific Railway, Ltd. 3.10% 2051	28,847	26,206
Carrier Global Corp. 2.242% 2025	15,073	15,044
Carrier Global Corp. 2.493% 2027	3,834	3,817
Carrier Global Corp. 2.722% 2030	7,904	7,696
Carrier Global Corp. 3.377% 2040	3,750	3,530
Carrier Global Corp. 3.577% 2050	5,814	5,541
CSX Corp. 3.80% 2028	28,360	29,946
CSX Corp. 4.25% 2029	12,943	14,074
CSX Corp. 2.40% 2030	5,892	5,744
CSX Corp. 4.30% 2048	14,250	15,610
CSX Corp. 3.35% 2049	873	840
CSX Corp. 4.50% 2049	6,729	7,618
CSX Corp. 2.50% 2051	28,825	23,801
Emerson Electric Co. 1.80% 2027	14,050	13,599
Emerson Electric Co. 1.95% 2030	5,950	5,565
General Dynamics Corp. 2.25% 2031	4,906	4,769
General Electric Capital Corp. 4.418% 2035	13,888	15,631
Honeywell International, Inc. 2.70% 2029	22,741	22,953
Honeywell International, Inc. 1.95% 2030	2,000	1,887
Lockheed Martin Corp. 1.85% 2030	5,641	5,288
Lockheed Martin Corp. 3.60% 2035	2,570	2,701
Lockheed Martin Corp. 4.50% 2036	2,140	2,434
Lockheed Martin Corp. 4.07% 2042	1,265	1,382
Masco Corp. 1.50% 2028	5,606	5,131
Masco Corp. 2.00% 2031	8,049	7,305
Norfolk Southern Corp. 2.55% 2029	3,485	3,442
Norfolk Southern Corp. 3.40% 2049	2,406	2,335
Norfolk Southern Corp. 3.05% 2050	3,876	3,548
Northrop Grumman Corp. 3.25% 2028	15,000	15,341
Otis Worldwide Corp. 2.056% 2025	4,114	4,085
Otis Worldwide Corp. 2.565% 2030	11,015	10,661
Otis Worldwide Corp. 3.112% 2040	5,000	4,625
Raytheon Technologies Corp. 1.90% 2031	65,301	59,534
Raytheon Technologies Corp. 2.375% 2032	12,140	11,535
Raytheon Technologies Corp. 3.125% 2050	13,901	12,748
Raytheon Technologies Corp. 2.82% 2051	10,450	9,114
Raytheon Technologies Corp. 3.03% 2052	5,000	4,490
Capital Group Central Corporate Bond Fund — Page 13 of 24

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Industrials (continued)	Principal amount (000)	Value (000)
Republic Services, Inc. 2.375% 2033	$12,970	$12,054
Siemens AG 2.70% 2022[2]	38,260	38,293
Siemens AG 1.20% 2026[2]	18,957	18,163
Union Pacific Corp. 3.15% 2024	21,052	21,604
Union Pacific Corp. 3.75% 2025	21,948	23,055
Union Pacific Corp. 2.40% 2030	3,000	2,925
Union Pacific Corp. 2.375% 2031	18,050	17,522
Union Pacific Corp. 2.80% 2032	11,277	11,320
Union Pacific Corp. 2.891% 2036	49,415	47,870
Union Pacific Corp. 3.375% 2042	4,360	4,358
Union Pacific Corp. 4.30% 2049	12,301	13,760
Union Pacific Corp. 3.25% 2050	424	408
Union Pacific Corp. 2.95% 2052	6,296	5,743
Union Pacific Corp. 3.50% 2053	6,170	6,204
Union Pacific Corp. 3.95% 2059	1,410	1,480
Union Pacific Corp. 3.75% 2070	10,530	10,518
Union Pacific Corp. 3.799% 2071	10,530	10,638
United Technologies Corp. 3.95% 2025	2,000	2,109
United Technologies Corp. 4.125% 2028	9,295	10,055
Vinci SA 3.75% 2029[2]	1,070	1,130
		1,054,090
Information technology 6.31%
Adobe, Inc. 1.90% 2025	7,105	7,114
Adobe, Inc. 2.15% 2027	25,694	25,588
Adobe, Inc. 2.30% 2030	13,520	13,161
Analog Devices, Inc. 1.70% 2028	12,455	11,906
Analog Devices, Inc. 2.10% 2031	24,372	23,326
Analog Devices, Inc. 2.80% 2041	4,230	3,907
Analog Devices, Inc. 2.95% 2051	17,268	15,812
Apple, Inc. 3.00% 2024	3,750	3,843
Apple, Inc. 0.55% 2025	37,632	35,845
Apple, Inc. 1.125% 2025	16,784	16,375
Apple, Inc. 1.65% 2030	15,000	14,000
Apple, Inc. 1.65% 2031	10,309	9,588
Apple, Inc. 2.375% 2041	21,375	19,079
Apple, Inc. 2.40% 2050	15,081	12,661
Apple, Inc. 2.65% 2050	5,185	4,612
Apple, Inc. 2.65% 2051	21,920	19,526
Apple, Inc. 2.80% 2061	3,513	3,069
Broadcom Corp. / Broadcom Cayman Finance, Ltd. 3.875% 2027	14,083	14,674
Broadcom Corp. / Broadcom Cayman Finance, Ltd. 3.50% 2028	3,000	3,066
Broadcom, Inc. 4.75% 2029	11,650	12,673
Broadcom, Inc. 4.15% 2030	17,050	17,904
Broadcom, Inc. 5.00% 2030	9,193	10,163
Broadcom, Inc. 4.30% 2032	9,741	10,275
Broadcom, Inc. 3.419% 2033[2]	20,000	19,520
Broadcom, Inc. 3.469% 2034[2]	68,046	65,770
Broadcom, Inc. 3.137% 2035[2]	4,570	4,237
Broadcom, Inc. 3.187% 2036[2]	21,307	19,809
Broadcom, Inc. 3.50% 2041[2]	9,181	8,480
Broadcom, Inc. 3.75% 2051[2]	19,723	18,441
Fidelity National Information Services, Inc. 2.25% 2031	11,525	10,503
Fidelity National Information Services, Inc. 3.10% 2041	3,335	3,013
Capital Group Central Corporate Bond Fund — Page 14 of 24

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Information technology (continued)	Principal amount (000)	Value (000)
Fiserv, Inc. 3.50% 2029	$12,562	$12,743
Fiserv, Inc. 2.65% 2030	8,691	8,289
Global Payments, Inc. 2.90% 2030	7,194	6,927
Global Payments, Inc. 2.90% 2031	9,667	9,226
Intuit, Inc. 1.35% 2027	5,000	4,735
Mastercard, Inc. 3.30% 2027	18,000	18,924
Mastercard, Inc. 3.35% 2030	17,519	18,374
Mastercard, Inc. 1.90% 2031	11,468	10,841
Mastercard, Inc. 2.00% 2031	7,280	6,895
Mastercard, Inc. 3.85% 2050	1,980	2,157
Mastercard, Inc. 2.95% 2051	6,611	6,224
Microsoft Corp. 2.875% 2024	5,150	5,276
Microsoft Corp. 3.125% 2025	6,305	6,569
Microsoft Corp. 2.40% 2026	15,000	15,242
Microsoft Corp. 3.30% 2027	35,655	38,108
Microsoft Corp. 2.525% 2050	6,511	5,794
Microsoft Corp. 2.921% 2052	10,714	10,253
Oracle Corp. 2.30% 2028	7,933	7,566
Oracle Corp. 2.875% 2031	56,486	53,953
Oracle Corp. 3.60% 2040	7,345	6,664
Oracle Corp. 3.65% 2041	7,960	7,227
Oracle Corp. 3.60% 2050	41,974	36,568
Oracle Corp. 3.95% 2051	10,246	9,400
PayPal Holdings, Inc. 1.65% 2025	5,793	5,679
PayPal Holdings, Inc. 2.85% 2029	19,061	19,009
PayPal Holdings, Inc. 2.30% 2030	4,770	4,549
PayPal Holdings, Inc. 3.25% 2050	913	858
salesforce.com, inc. 1.95% 2031	15,725	14,875
salesforce.com, inc. 2.70% 2041	16,225	14,835
salesforce.com, inc. 2.90% 2051	20,000	18,177
ServiceNow, Inc. 1.40% 2030	66,449	58,829
VeriSign, Inc. 2.70% 2031	2,524	2,346
Visa, Inc. 3.15% 2025	8,000	8,296
Visa, Inc. 2.05% 2030	30,500	29,581
Visa, Inc. 1.10% 2031	19,758	17,530
Visa, Inc. 2.70% 2040	4,310	4,062
Visa, Inc. 2.00% 2050	9,215	7,343
		971,864
Energy 5.77%
Baker Hughes Co. 2.061% 2026	5,362	5,239
BP Capital Markets America, Inc. 2.772% 2050	10,111	8,464
Canadian Natural Resources, Ltd. 2.95% 2023	17,520	17,706
Canadian Natural Resources, Ltd. 2.05% 2025	11,363	11,165
Canadian Natural Resources, Ltd. 3.85% 2027	20,746	21,655
Canadian Natural Resources, Ltd. 2.95% 2030	18,893	18,758
Canadian Natural Resources, Ltd. 4.95% 2047	1,027	1,160
Cheniere Energy, Inc. 3.70% 2029	19,136	19,516
Chevron Corp. 1.554% 2025	1,950	1,921
Chevron Corp. 2.236% 2030	36,505	35,577
Chevron Corp. 3.078% 2050	7,101	6,853
Chevron USA, Inc. 0.687% 2025	4,896	4,678
Chevron USA, Inc. 1.018% 2027	6,577	6,159
Chevron USA, Inc. 3.25% 2029	4,050	4,258
Capital Group Central Corporate Bond Fund — Page 15 of 24

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Energy (continued)	Principal amount (000)	Value (000)
Chevron USA, Inc. 2.343% 2050	$1,497	$1,247
ConocoPhillips 3.80% 2052	14,139	14,386
Continental Resources, Inc. 2.875% 2032[2]	4,172	3,821
Diamondback Energy, Inc. 4.40% 2051	4,437	4,607
Enbridge Energy Partners LP 7.375% 2045	437	620
Energy Transfer Operating LP 2.90% 2025	1,601	1,609
Energy Transfer Operating LP 3.75% 2030	13,166	13,389
Energy Transfer Operating LP 5.00% 2050	65,521	68,291
Energy Transfer Partners LP 5.25% 2029	5,000	5,494
Energy Transfer Partners LP 6.125% 2045	1,404	1,579
Energy Transfer Partners LP 5.30% 2047	4,935	5,168
Energy Transfer Partners LP 6.00% 2048	9,586	10,779
Energy Transfer Partners LP 6.25% 2049	13,426	15,536
Enterprise Products Operating LLC 2.80% 2030	4,709	4,636
Enterprise Products Operating LLC 3.20% 2052	6,747	5,813
Enterprise Products Operating LLC 3.30% 2053	5,222	4,585
Equinor ASA 3.70% 2050	3,550	3,699
Exxon Mobil Corp. 2.992% 2025	1,700	1,746
Exxon Mobil Corp. 2.61% 2030	1,850	1,838
Exxon Mobil Corp. 3.452% 2051	25,462	25,214
Kinder Morgan, Inc. 2.00% 2031	6,289	5,657
Kinder Morgan, Inc. 3.25% 2050	21,065	17,741
Kinder Morgan, Inc. 3.60% 2051	11,989	10,806
MPLX LP 3.50% 2022	5,000	5,066
MPLX LP 4.875% 2025	15,000	15,980
MPLX LP 1.75% 2026	9,577	9,184
MPLX LP 2.65% 2030	31,998	30,181
MPLX LP 4.50% 2038	9,370	9,657
MPLX LP 5.50% 2049	28,848	32,973
ONEOK, Inc. 2.20% 2025	527	522
ONEOK, Inc. 5.85% 2026	37,192	41,566
ONEOK, Inc. 3.40% 2029	3,629	3,584
ONEOK, Inc. 3.10% 2030	2,141	2,067
ONEOK, Inc. 6.35% 2031	21,654	25,717
ONEOK, Inc. 5.20% 2048	28,471	31,092
ONEOK, Inc. 4.45% 2049	1,510	1,484
ONEOK, Inc. 4.50% 2050	6,187	6,100
ONEOK, Inc. 7.15% 2051	12,751	16,916
Petróleos Mexicanos 6.50% 2029	7,368	7,389
Petróleos Mexicanos 6.70% 2032[2]	22,995	22,226
Pioneer Natural Resources Company 2.15% 2031	8,353	7,713
Qatar Petroleum 3.125% 2041[2]	14,120	13,309
Qatar Petroleum 3.30% 2051[2]	5,080	4,793
SA Global Sukuk, Ltd. 1.602% 2026[2]	4,570	4,384
Sabine Pass Liquefaction, LLC 4.50% 2030	20,760	22,413
Shell International Finance BV 3.875% 2028	2,787	2,986
Shell International Finance BV 2.75% 2030	33,963	33,884
Shell International Finance BV 3.25% 2050	27,605	26,501
Suncor Energy, Inc. 3.75% 2051	8,650	8,294
Sunoco Logistics Operating Partners LP 5.40% 2047	5,055	5,421
Total Capital International 3.127% 2050	17,208	15,940
Total SE 2.986% 2041	20,673	18,976
TransCanada PipeLines, Ltd. 4.10% 2030	9,915	10,483
Williams Companies, Inc. 3.50% 2030	30,522	31,055
Capital Group Central Corporate Bond Fund — Page 16 of 24

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Energy (continued)	Principal amount (000)	Value (000)
Williams Companies, Inc. 2.60% 2031	$11,725	$11,085
Williams Partners LP 6.30% 2040	14,201	17,487
		887,798
Consumer discretionary 3.93%
Amazon.com, Inc. 3.80% 2024	10,000	10,471
Amazon.com, Inc. 1.50% 2030	7,522	6,972
Amazon.com, Inc. 2.875% 2041	10,920	10,444
Amazon.com, Inc. 2.50% 2050	11,324	9,802
Amazon.com, Inc. 3.10% 2051	10,000	9,685
Amazon.com, Inc. 2.70% 2060	24,850	21,260
American Honda Finance Corp. 0.875% 2023	9,000	8,917
American Honda Finance Corp. 0.55% 2024	11,600	11,237
American Honda Finance Corp. 1.20% 2025	2,546	2,468
American Honda Finance Corp. 2.00% 2028	7,500	7,236
Bayerische Motoren Werke AG 3.45% 2023[2]	18,715	19,070
Bayerische Motoren Werke AG 3.15% 2024[2]	19,510	19,939
Bayerische Motoren Werke AG 2.55% 2031[2]	4,438	4,310
BMW Finance NV 2.25% 2022[2]	3,000	3,019
Daimler Trucks Finance North America, LLC 2.375% 2028[2]	7,525	7,233
Daimler Trucks Finance North America, LLC 2.50% 2031[2]	18,484	17,450
DaimlerChrysler North America Holding Corp. 2.70% 2024[2]	30,000	30,436
General Motors Financial Co. 3.50% 2024	25,920	26,567
General Motors Financial Co. 2.75% 2025	5,000	5,001
General Motors Financial Co. 2.35% 2027	4,178	4,052
General Motors Financial Co. 2.35% 2031	3,314	2,996
General Motors Financial Co. 2.70% 2031	15,522	14,376
Home Depot, Inc. 2.50% 2027	3,400	3,436
Home Depot, Inc. 2.95% 2029	20,000	20,478
Home Depot, Inc. 2.70% 2030	2,180	2,176
Home Depot, Inc. 1.375% 2031	11,140	9,986
Home Depot, Inc. 5.95% 2041	7,500	9,954
Home Depot, Inc. 3.125% 2049	7,117	6,723
Home Depot, Inc. 3.35% 2050	1,060	1,039
Hyundai Capital America 1.50% 2026[2]	12,664	11,938
Hyundai Capital America 1.65% 2026[2]	22,825	21,651
Hyundai Capital America 2.00% 2028[2]	20,575	19,149
Hyundai Capital America 2.10% 2028[2]	35,450	33,005
Lowe’s Companies, Inc. 3.65% 2029	16,608	17,422
Lowe’s Companies, Inc. 3.00% 2050	7,647	6,660
Marriott International, Inc. 2.85% 2031	11,915	11,367
Marriott International, Inc. 2.75% 2033	4,750	4,385
Massachusetts Institute of Technology 2.294% 2051	5,025	4,233
McDonald’s Corp. 4.60% 2045	1,962	2,154
McDonald’s Corp. 4.45% 2047	3,000	3,296
McDonald’s Corp. 3.625% 2049	4,467	4,395
Morongo Band of Mission Indians 7.00% 2039[2]	5,000	6,410
President & Fellows of Harvard College 2.517% 2050	2,730	2,429
Starbucks Corp. 3.10% 2023	10,000	10,157
Stellantis Finance US, Inc. 1.711% 2027[2]	8,850	8,424
Stellantis Finance US, Inc. 2.691% 2031[2]	34,822	32,278
Toyota Motor Corp. 0.681% 2024	9,735	9,498
Toyota Motor Credit Corp. 3.00% 2025	27,518	28,187
Toyota Motor Credit Corp. 1.15% 2027	25,338	23,799
Capital Group Central Corporate Bond Fund — Page 17 of 24

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Consumer discretionary (continued)	Principal amount (000)	Value (000)
Toyota Motor Credit Corp. 1.90% 2028	$3,270	$3,155
Toyota Motor Credit Corp. 2.15% 2030	4,122	3,966
Toyota Motor Credit Corp. 3.375% 2030	5,565	5,831
Toyota Motor Credit Corp. 1.65% 2031	4,807	4,399
Volkswagen Group of America Finance, LLC 3.125% 2023[2]	3,312	3,361
Volkswagen Group of America Finance, LLC 4.25% 2023[2]	1,550	1,606
Volkswagen Group of America Finance, LLC 1.25% 2025[2]	12,665	12,075
Volkswagen Group of America Finance, LLC 1.625% 2027[2]	4,270	4,023
		605,986
Real estate 2.37%
Alexandria Real Estate Equities, Inc. 3.80% 2026	1,780	1,878
Alexandria Real Estate Equities, Inc. 4.30% 2026	1,400	1,497
Alexandria Real Estate Equities, Inc. 3.95% 2028	1,845	1,962
Alexandria Real Estate Equities, Inc. 4.50% 2029	605	670
Alexandria Real Estate Equities, Inc. 3.375% 2031	17,810	18,218
Alexandria Real Estate Equities, Inc. 1.875% 2033	4,292	3,799
Alexandria Real Estate Equities, Inc. 4.85% 2049	2,006	2,353
Alexandria Real Estate Equities, Inc. 4.00% 2050	845	872
American Campus Communities, Inc. 4.125% 2024	1,615	1,677
American Campus Communities, Inc. 3.30% 2026	3,468	3,581
American Campus Communities, Inc. 3.625% 2027	3,595	3,729
American Campus Communities, Inc. 2.85% 2030	7,333	7,198
American Campus Communities, Inc. 3.875% 2031	413	434
American Tower Corp. 3.55% 2027	6,815	7,003
American Tower Corp. 1.50% 2028	30,000	27,445
American Tower Corp. 2.30% 2031	14,460	13,148
American Tower Corp. 2.70% 2031	22,709	21,375
Corporate Office Properties LP 2.25% 2026	8,540	8,404
Crown Castle International Corp. 2.50% 2031	42,281	39,310
Equinix, Inc. 2.625% 2024	8,452	8,507
Equinix, Inc. 2.90% 2026	7,466	7,539
Equinix, Inc. 1.80% 2027	5,549	5,258
Equinix, Inc. 1.55% 2028	21,505	19,783
Equinix, Inc. 3.20% 2029	19,988	19,741
Equinix, Inc. 2.15% 2030	16,964	15,396
Equinix, Inc. 2.50% 2031	35,828	33,162
Equinix, Inc. 3.00% 2050	17,343	14,541
Equinix, Inc. 3.40% 2052	6,828	6,157
Essex Portfolio LP 2.55% 2031	10,132	9,657
Extra Space Storage, Inc. 2.35% 2032	4,563	4,209
Gaming and Leisure Properties, Inc. 3.35% 2024	1,865	1,891
Invitation Homes Operating Partnership LP 2.30% 2028	10,244	9,686
Public Storage 2.30% 2031	2,792	2,692
Sun Communities Operating LP 2.30% 2028	6,698	6,335
Sun Communities Operating LP 2.70% 2031	36,970	34,810
Westfield Corp., Ltd. 3.50% 2029[2]	497	494
		364,411
Materials 2.09%
Anglo American Capital PLC 2.625% 2030[2]	14,497	13,583
Anglo American Capital PLC 5.625% 2030[2]	720	814
Anglo American Capital PLC 3.95% 2050[2]	664	637
Dow Chemical Co. 4.55% 2025	1,165	1,247
Capital Group Central Corporate Bond Fund — Page 18 of 24

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Materials (continued)	Principal amount (000)	Value (000)
Dow Chemical Co. 3.625% 2026	$4,265	$4,455
Dow Chemical Co. 2.10% 2030	12,000	11,202
Dow Chemical Co. 4.80% 2049	17,551	19,887
Dow Chemical Co. 3.60% 2050	39,455	37,812
Ecolab, Inc. 2.125% 2032	30,539	28,845
Ecolab, Inc. 2.70% 2051	6,383	5,584
Glencore Funding LLC 4.125% 2024[2]	12,370	12,796
Huntsman International LLC 4.50% 2029	1,685	1,791
International Flavors & Fragrances, Inc. 1.832% 2027[2]	23,682	22,411
International Flavors & Fragrances, Inc. 2.30% 2030[2]	28,343	26,366
International Flavors & Fragrances, Inc. 3.468% 2050[2]	2,050	1,865
LYB International Finance III, LLC 2.25% 2030	5,942	5,581
LYB International Finance III, LLC 3.375% 2040	15,336	14,376
LYB International Finance III, LLC 4.20% 2050	8,601	8,747
LYB International Finance III, LLC 3.625% 2051	1,629	1,541
Mosaic Co. 3.25% 2022	663	672
Mosaic Co. 4.05% 2027	537	568
Newcrest Finance Pty, Ltd. 3.25% 2030[2]	3,739	3,744
Newcrest Finance Pty, Ltd. 4.20% 2050[2]	8,109	8,300
Nutrien, Ltd. 1.90% 2023	1,152	1,154
Nutrien, Ltd. 5.00% 2049	985	1,191
Nutrien, Ltd. 3.95% 2050	6,043	6,302
Praxair, Inc. 1.10% 2030	32,375	28,869
Praxair, Inc. 2.00% 2050	6,029	4,746
Rio Tinto Finance (USA), Ltd. 2.75% 2051	13,039	11,484
Sherwin-Williams Company 2.75% 2022	312	313
Sherwin-Williams Company 2.95% 2029	8,148	8,192
Sherwin-Williams Company 2.20% 2032	8,365	7,811
Sherwin-Williams Company 4.50% 2047	1,500	1,649
Sherwin-Williams Company 3.80% 2049	8,170	8,224
Sherwin-Williams Company 3.30% 2050	7,500	6,876
Vale Overseas, Ltd. 3.75% 2030	1,720	1,704
		321,339
Total corporate bonds, notes & loans		13,755,980
U.S. Treasury bonds & notes 7.27% U.S. Treasury 7.27%
U.S. Treasury 0.125% 2022	26,476	26,444
U.S. Treasury 0.125% 2022	7,067	7,017
U.S. Treasury 0.125% 2023	24,648	24,091
U.S. Treasury 0.125% 2023	12,922	12,688
U.S. Treasury 0.125% 2023	9,261	9,099
U.S. Treasury 0.125% 2023	3,192	3,143
U.S. Treasury 0.125% 2023	1,894	1,878
U.S. Treasury 1.375% 2023	5,309	5,326
U.S. Treasury 0.25% 2024	3,664	3,563
U.S. Treasury 0.375% 2024	5,865	5,687
U.S. Treasury 0.375% 2024	2,253	2,200
U.S. Treasury 0.75% 2024	7,447	7,278
U.S. Treasury 1.00% 2024	33,542	32,989
U.S. Treasury 1.50% 2024	21,049	21,074
U.S. Treasury 0.25% 2025	2,272	2,158
U.S. Treasury 0.375% 2025	3,936	3,742
Capital Group Central Corporate Bond Fund — Page 19 of 24

unaudited
Bonds, notes & other debt instruments (continued) U.S. Treasury bonds & notes (continued) U.S. Treasury (continued)	Principal amount (000)	Value (000)
U.S. Treasury 0.375% 2025	$2,455	$2,357
U.S. Treasury 0.375% 2025	766	729
U.S. Treasury 1.50% 2025	60,682	60,467
U.S. Treasury 0.50% 2026	24,727	23,558
U.S. Treasury 0.75% 2026	72,070	68,999
U.S. Treasury 0.75% 2026	40,924	39,278
U.S. Treasury 0.875% 2026[4]	187,257	180,543
U.S. Treasury 0.875% 2026	26,469	25,462
U.S. Treasury 1.125% 2026	32,198	31,306
U.S. Treasury 0.375% 2027	2,432	2,253
U.S. Treasury 0.50% 2027	6,770	6,345
U.S. Treasury 0.50% 2027	4,418	4,126
U.S. Treasury 0.625% 2027	1,710	1,601
U.S. Treasury 1.875% 2027	122,751	123,652
U.S. Treasury 1.125% 2028	2,518	2,425
U.S. Treasury 1.375% 2028	3,478	3,382
U.S. Treasury 1.875% 2032	259,540	260,752
U.S. Treasury 1.375% 2040[4]	5,768	4,990
U.S. Treasury 1.75% 2041	2,378	2,182
U.S. Treasury 2.00% 2041	5,973	5,721
U.S. Treasury 2.00% 2050	26	25
U.S. Treasury 1.875% 2051[4]	107,677	100,533
U.S. Treasury 2.00% 2051[4]	1,488	1,428
Total U.S. Treasury bonds & notes		1,120,491
Asset-backed obligations 0.90%
Castlelake Aircraft Securitization Trust, Series 2021-1, Class A, 2.868% 2037[2,5]	11,812	11,296
CF Hippolyta LLC, Series 2020-1, Class A1, 1.69% 2060[2,5]	9,486	9,179
CF Hippolyta LLC, Series 2020-1, Class A2, 1.99% 2060[2,5]	729	691
CF Hippolyta LLC, Series 2021-1, Class A1, 1.53% 2061[2,5]	6,780	6,455
New Economy Assets Phase 1 Issuer, LLC, Series 2021-1, Class A1, 1.91% 2061[2,5]	115,166	110,844
		138,465
Bonds & notes of governments & government agencies outside the U.S. 0.10%
Panama (Republic of) 2.252% 2032	10,400	9,208
United Mexican States 4.40% 2052	3,610	3,331
United Mexican States 3.75% 2071	3,690	2,929
		15,468
Municipals 0.07% California 0.03%
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2021-B, 2.746% 2034	1,600	1,568
Regents of the University of California, General Rev. Bonds, Series 2020-BG, 1.316% 2027	2,285	2,200
Regents of the University of California, General Rev. Bonds, Series 2020-BG, 1.614% 2030	1,340	1,244
		5,012
Ohio 0.04%
Cleveland-Cuyahoga Port Auth., Federal Lease Rev. Bonds (VA Cleveland Health Care Center Project), Series 2021, 4.425% 2031	5,915	6,107
Total municipals		11,119
Total bonds, notes & other debt instruments (cost: $15,573,132,000)		15,041,523
Capital Group Central Corporate Bond Fund — Page 20 of 24

unaudited
Short-term securities 1.87% Money market investments 1.87%	Shares	Value (000)
Capital Group Central Cash Fund 0.15%[6,7]	2,876,274	$287,627
Total short-term securities (cost: $287,634,000)		287,627
Total investment securities 99.55% (cost: $15,860,766,000)		15,329,150
Other assets less liabilities 0.45%		68,696
Net assets 100.00%		$15,397,846
Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount (000)	Value and unrealized appreciation (depreciation) at 2/28/2022 (000)
2 Year U.S. Treasury Note Futures	Long	2,704	June 2022	$581,973	$1,389
5 Year U.S. Treasury Note Futures	Short	1,006	June 2022	(118,991)	(595)
10 Year U.S. Treasury Note Futures	Short	4,798	June 2022	(611,445)	(4,595)
10 Year Ultra U.S. Treasury Note Futures	Short	12,329	June 2022	(1,742,435)	(16,825)
20 Year U.S. Treasury Bond Futures	Long	7,351	June 2022	1,151,810	16,181
30 Year Ultra U.S. Treasury Bond Futures	Long	2,972	June 2022	552,606	5,431
					$986
Swap contracts

Credit default swaps
Centrally cleared credit default swaps on credit indices — buy protection
Reference index	Financing rate paid	Payment frequency	Expiration date	Notional amount (000)	Value at 2/28/2022 (000)	Upfront premium received (000)	Unrealized appreciation at 2/28/2022 (000)
CDX.NA.IG.37	1.00%	Quarterly	12/20/2026	$349,455	$(5,125)	$(5,394)	$269
Investments in affiliates7

	Value of affiliate at 6/1/2021 (000)	Additions (000)	Reductions (000)	Net realized loss (000)	Net unrealized depreciation (000)	Value of affiliate at 2/28/2022 (000)	Dividend income (000)
Short-term securities 1.87%
Money market investments 1.87%
Capital Group Central Cash Fund 0.15%[6]	$50	$3,979,991	$3,692,356	$(52)	$(6)	$287,627	$220
[1]	Step bond; coupon rate may change at a later date.
[2]	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $1,802,652,000, which represented 11.71% of the net assets of the fund.
[3]	Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.
[4]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $28,820,000, which represented .19% of the net assets of the fund.
[5]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[6]	Rate represents the seven-day yield at 2/28/2022.
[7]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
Capital Group Central Corporate Bond Fund — Page 21 of 24

unaudited
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities	Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts
When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds“), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information.
Exchange-traded futures are generally valued at the official settlement price of the exchange or market on which such instruments are traded, as of the close of business on the day the futures are being valued. The average month-end notional amount of futures contracts while held was $5,528,495,000. Credit default swaps are generally valued by pricing vendors based on market inputs that include the index and term of index, reset frequency, payer/receiver, currency and pay frequency. The average month-end notional amount of credit default swaps while held was $237,537,000.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Capital Group Central Corporate Bond Fund — Page 22 of 24

unaudited
Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of February 28, 2022 (dollars in thousands):
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Corporate bonds, notes & loans	$—	$13,755,980	$—	$13,755,980
U.S. Treasury bonds & notes	—	1,120,491	—	1,120,491
Asset-backed obligations	—	138,465	—	138,465
Bonds & notes of governments & government agencies outside the U.S.	—	15,468	—	15,468
Municipals	—	11,119	—	11,119
Short-term securities	287,627	—	—	287,627
Total	$287,627	$15,041,523	$—	$15,329,150
	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$23,001	$—	$—	$23,001
Unrealized appreciation on credit default swaps	—	269	—	269
Liabilities:
Unrealized depreciation on futures contracts	(22,015)	—	—	(22,015)
Total	$986	$269	$—	$1,255
*	Futures contracts and credit default swaps are not included in the fund’s investment portfolio.

Key to abbreviations and symbol
Auth. = Authority
LIBOR = London Interbank Offered Rate
Rev. = Revenue
SOFR = Secured Overnight Financing Rate
USD/$ = U.S. dollars
Capital Group Central Corporate Bond Fund — Page 23 of 24

unaudited
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
American Funds Distributors, Inc., member FINRA.
© 2022 Capital Group. All rights reserved.
MFGEFP3-137-0422O-S85303	Capital Group Central Corporate Bond Fund — Page 24 of 24